Average Annual Total Returns{- Contrafund® Portfolio} - 02.28 VIP Contrafund Portfolio Investor PRO-12 - Contrafund® Portfolio	VIP Contrafund Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Contrafund Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Contrafund Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	27.74%	20.08%	16.55%	28.71%	18.47%	16.55%